Pay vs Performance Disclosure $ / shares in Units, pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
			AVERAGE
			SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100
	SUMMARY		COMPENSATION	COMPENSATION	INVESTMENT BASED ON:
	COMPENSATION	COMPENSATION	TABLE TOTAL	ACTUALLY PAID	TOTAL	PEER GROUP	NET	NET
	TABLE TOTAL	ACTUALLY PAID	FOR NON-PEO	TO NON-PEO	SHAREHOLDER	SHAREHOLDER	INCOME	REVENUE[f]
YEAR	FOR PEO	TO PEO	NEOs	NEOs	RETURN	RETURN[e]	(in millions)[1]	(in millions)
2023[a]	$12,841,931	$13,510,536	$ 8,077,675	$ 8,191,931	$102.91	$174.60	$1,835.7	$6,460.5
2022[b]	$13,838,613	$ 2,999,756	$ 8,430,654	$ 5,616,935	$ 99.67	$129.13	$1,449.6	$6,488.4
2021[c]	$17,127,330	$23,404,280	$ 9,119,220	$10,768,644	$172.50	$175.40	$3,098.5	$7,671.9
2020[d]	$15,337,274	$19,367,486	$10,969,887	$13,917,124	$127.89	$118.99	$2,523.3	$6,206.7

[1]	Figures shown reflect net income before the impact of net income (loss) attributable to redeemable non-controlling interests for the years ended December 31, 2023, 2022, 2021 and 2020 in the amount of $47.0 million, $(108.3) million, $15.6 million and $150.6 million, respectively.

[a]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2023 are outlined below. No awards were modified in 2023. These valuations assume a year-end share price of $107.69 and average vest share price of $101.79. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2023	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of Stock Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931

[b]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of Stock Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[c]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms.Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of Stock Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644

[d]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.

		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of Stock Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

[e]	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.

[f]	In no particular order, the following table outlines what we believe to be our NEO's key performance measures. These measures are highlighted on pages 51 and 52. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.

Company Selected Measure Name	net revenue
Peer Group Issuers, Footnote	Our peer group total stockholder return is calculated with respect to the NASDAQ Asset Manager Index, which is the same peer group as reported pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 12,841,931	$ 13,838,613	$ 17,127,330	$ 15,337,274
PEO Actually Paid Compensation Amount	$ 13,510,536	2,999,756	23,404,280	19,367,486
Adjustment To PEO Compensation, Footnote	the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2023	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of Stock Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931
[b]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of Stock Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[c]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms.Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of Stock Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644
[d]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of Stock Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

Non-PEO NEO Average Total Compensation Amount	$ 8,077,675	8,430,654	9,119,220	10,969,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,191,931	5,616,935	10,768,644	13,917,124
Adjustment to Non-PEO NEO Compensation Footnote	the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2023	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2024 Proxy	$12,841,931	$8,077,675
Subtract Grant Date Fair Value of Stock Awards Granted in 2023	$(5,100,097)	$(1,468,859)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2023	$5,462,252	$1,573,162
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(132,516)	$(35,248)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2023	$(230,044)	$(97,994)
Add Dividend Equivalents Paid in 2023	$669,010	$143,195
Compensation Actually Paid in 2023	$13,510,536	$8,191,931
[b]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2022 are outlined below. No awards were modified in 2022. These valuations assume a year-end share price of $109.06 and average vest share price of $126.58. During this period Mr. Sharps served as the PEO and Ms. Dardis, Messrs. August, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2022	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2023 Proxy	$13,838,613	$8,430,654
Subtract Grant Date Fair Value of Stock Awards Granted in 2022	$(5,400,156)	$(1,604,741)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2022	$4,854,042	$1,442,455
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$(8,444,026)	$(1,999,648)
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2022	$(2,138,845)	$(749,289)
Add Dividend Equivalents Paid in 2022	$290,128	$97,504
Compensation Actually Paid in 2022	$2,999,756	$5,616,935

[c]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2021 are outlined below. No awards were modified in 2021. These valuations assume a year-end share price of $196.64 and an average vest share price of $190.44. During this period Mr. Stromberg served as the PEO and Ms. Dardis, and former CFO Ms.Dufétel, and Messrs. Sharps, Thomson, and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2021	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2022 Proxy	$17,127,330	$9,119,220
Subtract Grant Date Fair Value of Stock Awards Granted in 2021	$(6,600,390)	$(3,020,250)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2021	$6,355,405	$2,908,148
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$4,807,722	$1,693,273
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2021	$1,110,196	$958,513
Subtract Prior Year LTI Awards Forfeited in 2021	$—	$(1,223,322)
Add Dividend Equivalents Paid in 2021	$604,017	$333,062
Compensation Actually Paid in 2021	$23,404,280	$10,768,644
[d]	The adjustments to the Summary Compensation Table totals to arrive to compensation actually paid in 2020 are outlined below. No awards were modified in 2020. These valuations assume a year-end share price of $151.39 and average vest share price of $139.84. During this period Mr. Stromberg served as the PEO and Ms. Dufétel, and Messrs. Sharps, Alderson and Veiel served as the Non-PEO NEOs.
		AVERAGE
		COMPENSATION FOR
As of 12/31/2020	PEO COMPENSATION	NON-PEO NEOs
Summary Compensation Table—2021 Proxy	$15,337,274	$10,969,887
Subtract Grant Date Fair Value of Stock Awards Granted in 2020	$(5,900,108)	$(3,512,648)
Add Year-End Fair Value of Stock Awards Granted and Unvested in 2020	$5,831,543	$3,471,827
Add Change in Fair Value of Prior Year Grants Unvested and Outstanding	$3,066,315	$1,956,299
Add Change in Fair Value of Stock Awards (made in prior years) Vested as of Vesting Date in 2020	$504,223	$718,559
Add Dividend Equivalents Paid in 2020	$528,239	$313,200
Compensation Actually Paid in 2020	$19,367,486	$13,917,124

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
KEY PERFORMANCE MEASURES
Assets Under Management	Investment Performance
Net Income	Net Operating Income
Net Revenue	Non-GAAP Diluted Earnings per Share
Operating Margin

Total Shareholder Return Amount	$ 102.91	99.67	172.5	127.89
Peer Group Total Shareholder Return Amount	174.6	129.13	175.4	118.99
Net Income (Loss)	$ 1,835,700,000	$ 1,449,600,000	$ 3,098,500,000	$ 2,523,300,000
Company Selected Measure Amount	6,460.5	6,488.4	7,671.9	6,206.7
PEO Name	Mr. Sharps	Mr. Sharps	Mr. Stromberg	Mr. Stromberg
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	$ 47	$ (108.3)	$ 15.6	$ 150.6
Share Price | $ / shares	$ 107.69	$ 109.06	$ 196.64	$ 151.39
Vested Share Price | $ / shares	$ 101.79	$ 126.58	$ 190.44	$ 139.84
Measure:: 1
Pay vs Performance Disclosure
Name	Assets Under Management
Non-GAAP Measure Description	In no particular order, the following table outlines what we believe to be our NEO's key performance measures. These measures are highlighted on pages 51 and 52. We believe net revenue to be the most significant measure in determining the compensation of our NEOs.
Measure:: 2
Pay vs Performance Disclosure
Name	Investment Performance
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings per Share
Measure:: 7
Pay vs Performance Disclosure
Name	Operating Margin
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,100,097)	$ (5,400,156)	$ (6,600,390)	$ (5,900,108)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,462,252	4,854,042	6,355,405	5,831,543
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,516)	(8,444,026)	4,807,722	3,066,315
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,044)	(2,138,845)	1,110,196	504,223
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	669,010	290,128	604,017	528,239
PEO | Prior Year LTI Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,468,859)	(1,604,741)	(3,020,250)	(3,512,648)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,162	1,442,455	2,908,148	3,471,827
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,248)	(1,999,648)	1,693,273	1,956,299
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,994)	(749,289)	958,513	718,559
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 143,195	$ 97,504	333,062	$ 313,200
Non-PEO NEO | Prior Year LTI Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,223,322)